Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,
	2017	2016
	(in US$'000)
Cash at bank and on hand	30,018	31,218
Bank deposits maturing in three months or less (note (a))	55,247	48,213

	85,265	79,431

Denominated in:
US$(note (b))	66,381	65,509
RMB (note (b))	15,140	9,505
UK Pound Sterling ("£") (note (b))	295	408
Hong Kong dollar ("HK$")	3,449	4,009

	85,265	79,431

Notes:

(a)	The weighted average effective interest rate on bank deposits for the years ended December 31, 2017 and 2016 was 1.06% and 0.58% per annum respectively (with maturity ranging from 7 to 90 days).
(b)

Certain cash and bank balances denominated in RMB, US$ and £ were deposited with banks in the PRC. The conversion of these RMB, US$ and £ denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.